Borrowings (Details 1)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)
Statement [Line Items]
Principal	$ 116,287,000,000	$ 625,648,000,000
Do not accrue interest	2,381,000,000	3,400,000,000
Borrowings	118,668,000,000	0
More Than Five 5 [Member]
Statement [Line Items]
Principal	86,000,000	116,217,000,000
Do not accrue interest		97,000,000
Between 1 and 2 years [Member]
Statement [Line Items]
Principal	56,280,000,000	96,424,000,000
Do not accrue interest	121,000,000	95,000,000
Borrowings	18,138		$ 22,446
Between 2 and 3 years [Member]
Statement [Line Items]
Principal	13,129,000,000	165,720,000,000
Do not accrue interest	13,000,000	134,000,000
Borrowings	7,447		13,580
Between 3 And 4 Years [Member]
Statement [Line Items]
Principal	1,812,000,000	53,916,000,000
Do not accrue interest	45,000,000	42,000,000
Between 4 And 5 Years [Member]
Statement [Line Items]
Principal	1,705,000,000	48,557,000,000
Do not accrue interest	6	66,000,000
Less than 1 year [Member]
Statement [Line Items]
Principal	43,275,000,000	144,814,000,000
Do not accrue interest	2,160,000,000	$ 2,966,000,000
Borrowings	$ 30,866		$ 32,485